UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22123

Nuveen Municipal High Income Opportunity Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund 2 (NMD)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.7% (1.4% of Total Investments)
$ 2,290	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 2,271,863
	System Inc., Series 2005A, 5.250%, 11/15/20
1,000	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	969,330
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
3,290	Total Alabama			3,241,193
	Arizona – 4.7% (4.1% of Total Investments)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	946,180
	Bonds, Series 2007, 6.200%, 7/15/32
500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy	No Opt. Call	N/R	535,735
	Traditional School Project, Series 2009, 8.500%, 7/01/39
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	2,121,465
	2008, 7.000%, 12/01/27
5,325	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	4,747,344
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37 (4)
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	929,810
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
10,400	Total Arizona			9,280,534
	Arkansas – 0.1% (0.1% of Total Investments)
125	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series	10/10 at 100.00	Ba3	114,510
	1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
	California – 14.2% (12.4% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	No Opt. Call	AA	1,677,667
	Option Bond Trust 2985, 17.256%, 4/01/16 (IF)
2,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	1,768,020
	5.000%, 12/01/36
1,020	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008B,	8/17 at 100.00	A	950,120
	5.000%, 2/01/28 (Alternative Minimum Tax)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,071,880
	2009, 8.500%, 11/01/39
795	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	823,389
	2010A-1, 5.750%, 3/01/30
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB–	523,546
	of the West, Series 2010, 6.250%, 10/01/39
1,825	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,606,329
	Health System, Series 2005A, 5.250%, 7/01/35
2,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	2,063,100
	Series 2007C, 5.750%, 7/01/47 – FGIC Insured
1,125	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	Aa3	1,100,025
	Option Bond Trust 3048, 17.954%, 11/15/48 (IF)
1,300	California, General Obligation Bonds, Tender Option Bond Trust 3162, 19.453%, 3/01/18 –	No Opt. Call	AAA	1,560,520
	AGM Insured (IF)
	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,
	Franciscan Mobile Home Park Refunding, Series 2007A:
2,000	5.000%, 12/15/37	12/17 at 100.00	A–	1,725,420
1,975	6.500%, 12/15/47	12/17 at 100.00	N/R	1,741,516
1,370	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007,	9/15 at 102.00	N/R	935,121
	5.250%, 9/01/37
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North	9/14 at 102.00	N/R	839,320
	Special Tax Bonds, Series 2006, 5.000%, 9/01/26
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,000	5.750%, 6/01/47	6/17 at 100.00	BBB	2,849,040
2,500	5.125%, 6/01/47	6/17 at 100.00	BBB	1,614,150
1,000	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	6/13 at 100.00	N/R	989,720
	6.000%, 6/01/35
700	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	755,216
	Airport, Tender Option Bond Trust 10-27B, 17.540%, 5/15/40 (IF)
500	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	502,045
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
2,500	San Bernardino Community College District, California, General Obligation Bonds, Tender Option	No Opt. Call	AAA	2,808,200
	Bond Trust 11780-1, 17.622%, 2/01/27 – AGM Insured (IF)
30,600	Total California			27,904,344
	Colorado – 8.0% (7.0% of Total Investments)
1,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	1,393,635
1,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BB+	1,304,340
	Academy, Series 2007A, 5.700%, 5/01/37
1,975	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,839,476
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
1,480	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	1,490,745
	Series 2006A, 5.000%, 9/01/41
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	895,260
	Leavenworth Health Services Corporation, Tender Option Bond Trust 3702,
	18.420%, 1/01/18 (IF) (4)
5,045	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	4/17 at 100.00	N/R	3,248,627
	2007, 6.750%, 4/01/27 (Alternative Minimum Tax)
1,000	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007,	12/17 at 100.00	N/R	752,970
	5.400%, 12/01/27
1,070	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment	3/20 at 100.00	N/R	1,087,409
	Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,042,720
	8.000%, 12/01/25
1,700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	1,855,482
	Utilities, Series 2008, 6.500%, 11/15/38
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	821,487
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
17,835	Total Colorado			15,732,151
	Connecticut – 0.5% (0.5% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,064,410
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
	Florida – 11.9% (10.3% of Total Investments)
615	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006A,	5/16 at 100.00	N/R	308,010
	5.500%, 5/01/37
985	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	765,079
	Bonds, Series 2006A, 5.125%, 5/01/38
1,000	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,018,980
	Series 2008A, 7.000%, 5/01/37
990	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue	5/13 at 101.00	A+	1,021,324
	Bonds, Series 2003, 6.400%, 5/01/33
2,000	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company	8/11 at 100.00	BBB	1,876,260
	Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)
1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/10 at 100.00	BB+	999,990
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,865	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,493,410
	Gardens, Series 2004A, 5.900%, 5/01/35
1,160	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	801,131
	Series 2004, 5.750%, 5/01/35
995	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	887,888
	6.000%, 5/01/37
970	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004,	5/12 at 101.00	N/R	402,405
	6.250%, 5/01/36
3,255	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	3,266,197
	South Florida, Trust 1030, 15.518%, 2/01/31 (IF)
1,345	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	1,354,482
	Series 2007, 6.750%, 5/01/38
2,900	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	2,241,816
	5.400%, 5/01/37
5,915	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	No Opt. Call	N/R	4,272,878
	5.250%, 5/01/39
2,000	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	1,575,060
	6.125%, 5/01/35
27,995	Total Florida			23,284,910
	Georgia – 2.6% (2.3% of Total Investments)
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	N/R	1,038,400
	7.500%, 1/01/31
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,354,863
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,170	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	CCC+	1,228,898
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
855	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	10/10 at 100.00	BB–	828,546
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	630,950
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
5,275	Total Georgia			5,081,657
	Illinois – 10.3% (8.9% of Total Investments)
1,100	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	1,012,913
	Redevelopment Project, Series 2008, 7.000%, 1/01/28
5,620	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	No Opt. Call	BBB	5,093,575
	Series 2007, 5.000%, 12/01/36
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,207,173
1,500	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.500%, 4/01/37	4/17 at 100.00	Baa2	1,453,005
2,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	2,140,840
	2009, 6.875%, 8/15/38
500	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AAA	519,050
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
500	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	502,220
	Series 2002, 5.500%, 1/01/22
2,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	B–	1,318,600
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental
	Health Center, Series 2007:
1,295	6.200%, 6/01/17	No Opt. Call	N/R	1,269,501
3,020	6.625%, 6/01/37	6/17 at 103.00	N/R	2,835,961
1,000	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite	3/14 at 100.00	N/R	1,004,370
	City Project, Series 2009B, 7.750%, 3/01/22
750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	773,708
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
21,185	Total Illinois			20,130,916
	Indiana – 3.3% (2.9% of Total Investments)
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	2,755,710
	System, Series 2006, 5.125%, 8/01/29
1,600	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	Aa3	1,996,304
	Guaranteed, Series 2007A, 14.313%, 4/15/17 (IF)
	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	231,833
1,625	5.800%, 9/01/47	9/17 at 100.00	N/R	1,500,168
6,475	Total Indiana			6,484,015
	Kentucky – 0.5% (0.5% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro
	Medical Health System, Series 2010A:
500	6.000%, 6/01/30	6/20 at 100.00	Baa2	516,835
500	6.500%, 3/01/45	No Opt. Call	Baa2	525,140
1,000	Total Kentucky			1,041,975
	Louisiana – 3.8% (3.3% of Total Investments)
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	3,632,335
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
4,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	2,895,720
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	985,560
	Series 2001B, 5.875%, 5/15/39
8,500	Total Louisiana			7,513,615
	Maryland – 0.4% (0.3% of Total Investments)
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	737,290
	Center, Series 2006A, 5.000%, 12/01/31
	Massachusetts – 0.0% (0.0% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	Caa3	52,757
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
	Michigan – 1.0% (0.9% of Total Investments)
1,750	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,602,300
	Montessori Academy, Series 2007, 6.500%, 12/01/37
20	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/10 at 100.00	Ba3	19,307
	Obligated Group, Series 1998A, 5.250%, 8/15/23
325	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	8/10 at 100.00	BB–	300,963
	Center Obligated Group, Series 1997A, 5.250%, 8/15/27 – AMBACInsured
2,095	Total Michigan			1,922,570
	Minnesota – 1.5% (1.3% of Total Investments)
3,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	2,846,670
	Series 2005, 6.000%, 11/15/35
	Mississippi – 1.0% (0.9% of Total Investments)
1,000	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel	2/21 at 102.00	NA	1,017,300
	of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/10 at 100.00	BBB	999,920
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,000	Total Mississippi			2,017,220
	Missouri – 2.9% (2.5% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,034,640
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
1,000	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of	4/14 at 100.00	A	1,039,990
	Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38
40	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	Ca	13,382
	Headquarters Hotel Project, Series 2000A, 7.000%, 12/15/15 (Alternative Minimum Tax) (5)
1,000	Saint Louis, Missouri, Orpheum Theater Community Improvement District, Saint Louis, Missouri,	No Opt. Call	N/R	1,012,920
	Property and Sales Tax Revenue Bonds, Series 2009, 9.000%, 3/01/29
1,894	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	9/10 at 100.00	N/R	1,483,949
	Project, Series 2008A, 6.300%, 8/22/26
1,000	St. Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone	9/20 at 100.00	N/R	1,002,850
	Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series
	2010B, 7.000%, 9/01/35
5,934	Total Missouri			5,587,731
	Montana – 0.3% (0.2% of Total Investments)
690	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	614,756
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)
	Nevada – 2.1% (1.8% of Total Investments)
2,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	No Opt. Call	AAA	2,770,000
	Tender Option Bond Trust Series 2010-11836, 17.375%, 6/01/16 (IF)
55	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	1/11 at 100.00	BB+	52,373
	1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)
1,200	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/11 at 100.00	N/R	287,652
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBACInsured (5)
980	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	Ba3	970,778
	Revenue Bonds Series 2008A, 6.500%, 6/15/20
4,735	Total Nevada			4,080,803
	New Jersey – 3.5% (3.0% of Total Investments)
460	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	No Opt. Call	Ba2	450,782
	Resource Recovery System Revenue Bonds, Series 1991A, 7.500%, 12/01/10 (Alternative
	Minimum Tax)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
2,000	6.250%, 9/15/19 (Alternative Minimum Tax)	9/11 at 100.00	B	1,971,320
55	6.400%, 9/15/23 (Alternative Minimum Tax)	9/10 at 100.50	B	53,173
25	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	25,062
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
3,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	3,218,016
	University Hospital, Series 2007, 5.750%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	1,085,780
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
6,740	Total New Jersey			6,804,133
	New Mexico – 0.7% (0.6% of Total Investments)
500	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	446,350
	2007, 7.000%, 10/01/37
965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	N/R	945,546
	Project, Series 2010A, 5.875%, 7/01/30
1,465	Total New Mexico			1,391,896
	New York – 1.0% (0.9% of Total Investments)
1,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 100.00	B–	1,034,100
	Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Mandatory put 8/01/16)
	(Alternative Minimum Tax)
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	936,208
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
2,030	Total New York			1,970,308
	North Carolina – 2.5% (2.2% of Total Investments)
1,970	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	1,550,213
	2007, 5.250%, 10/01/38
1,260	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,306,834
	Bonds, Series 2008, Trust 1149, 13.139%, 7/15/32 (IF)
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,000	6.000%, 6/01/31	6/18 at 100.00	BBB	1,039,130
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	1,030,920
5,230	Total North Carolina			4,927,097
	Ohio – 2.9% (2.5% of Total Investments)
4,845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	3,433,894
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	1,568,200
	Obligated Group, Tender Option Bond Trust 3551, 19.587%, 1/01/17 (IF)
2,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	705,860
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (8)
8,095	Total Ohio			5,707,954
	Oklahoma – 0.4% (0.3% of Total Investments)
165	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	159,906
	5.000%, 2/15/42
45	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	12/10 at 100.00	B–	42,214
	6.250%, 6/01/20
500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	Caa2	507,515
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
710	Total Oklahoma			709,635
	Oregon – 0.1% (0.1% of Total Investments)
25	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%,	8/10 at 100.00	BB–	24,997
	8/01/25 (Alternative Minimum Tax)
125	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183,	12/10 at 100.00	Ba3	116,426
	5.700%, 12/01/25
150	Total Oregon			141,423
	Pennsylvania – 2.1% (1.8% of Total Investments)
500	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	No Opt. Call	BB	540,915
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding
	Series 2009, 6.750%, 11/01/24
1,010	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	969,580
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	212,498
	Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 18.854%, 8/01/38 (IF)
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/10 at 101.00	B+	885,120
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	4/19 at 100.00	AA+	1,009,680
	Trust 4657, 15.792%, 10/01/29 (IF) (4)
395	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	396,489
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
4,090	Total Pennsylvania			4,014,282
	Puerto Rico – 0.0% (0.0% of Total Investments)
20	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/10 at 100.00	CCC+	16,474
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
	Rhode Island – 0.2% (0.2% of Total Investments)
500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	472,985
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 1.2% (1.0% of Total Investments)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	2,257,929
	Series 2007B, 7.700%, 11/01/17
	Tennessee – 3.9% (3.4% of Total Investments)
1,000	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate	9/10 at 100.00	C	918,890
	Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,856,020
	Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37 (8)	11/17 at 100.00	N/R	1,291,050
1,000	5.500%, 11/01/46 (8)	11/17 at 100.00	N/R	860,700
2,761	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	2,657,711
8,261	Total Tennessee			7,584,371
	Texas – 11.8% (10.5% of Total Investments)
	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,
	Series 2007:
1,000	5.750%, 12/01/29 (Alternative Minimum Tax)	12/10 at 100.00	CCC+	763,070
1,710	5.250%, 12/01/29 (Alternative Minimum Tax)	12/12 at 100.00	CCC+	1,222,736
940	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	896,252
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	No Opt. Call	BBB–	2,464,917
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	8.750%, 2/15/28
3,000	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	2,902,380
	Series 2008A, 6.500%, 8/15/38
985	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds,	1/14 at 102.00	N/R	948,575
	Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	1,178,779
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
335	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	351,351
	5.750%, 1/01/38
110	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	CCC	104,881
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
385	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	367,086
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	CCC	1,034,420
	LLC Project, Series 2003B, 6.150%, 8/01/22
4,255	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	4,318,400
	Texas Health Resources Project, Trust 1031, 12.172%, 2/15/36 (IF)
250	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	269,910
	Lien Series 2008D, 6.250%, 12/15/26
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,046,840
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
985	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter	12/14 at 100.00	BB+	994,003
	School, Series 2004A, 7.000%, 12/01/34
4,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series	8/12 at 100.00	BBB+	3,857,640
	2002A, 5.000%, 8/15/42 – AMBACInsured
550	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	No Opt. Call	N/R	568,607
	Manor, Series 2010, 7.000%, 11/01/30
24,935	Total Texas			23,289,847
	Utah – 3.5% (3.0% of Total Investments)
	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	454,940
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,286,585
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	5,132,585
	2007A, 5.800%, 6/15/38
7,480	Total Utah			6,874,110
	Virgin Islands – 0.5% (0.5% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	1,013,440
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
	Virginia – 0.6% (0.5% of Total Investments)
50	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/10 at 100.00	Ba3	46,435
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax)
1,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy	7/14 at 102.00	N/R	1,050,620
	Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39
1,050	Total Virginia			1,097,055
	Washington – 6.1% (5.3% of Total Investments)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,036,138
	Services Project, Tender Option Bond Trust 2009-14A&B, 18.946%, 6/01/34 (IF)
3,500	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	No Opt. Call	N/R	2,945,810
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	5,882,030
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
12,915	Total Washington			11,863,978
	West Virginia – 0.2% (0.2% of Total Investments)
500	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	472,490
	Economic Development, Series 2006B, 5.625%, 3/01/36
	Wisconsin – 1.8% (1.5% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	28,570
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
360	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Paper Inc. Project, Series 1999B,	No Opt. Call	Ba3	357,413
	5.500%, 7/01/15
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	1,126,159
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 18.166%, 4/01/17 (IF) (4)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	A+	924,040
	Inc., Tender Option Bond Trust 09-3114, 15.847%, 2/15/26 – NPFG Insured (IF)
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	1,016,580
	Healthcare System, Series 2006, Trust 2187, 14.589%, 8/15/34 (IF)
3,890	Total Wisconsin			3,452,762
	Wyoming – 1.0% (0.9% of Total Investments)
2,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB+	1,975,039
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 247,762	Total Investments (cost $229,952,523) – 114.8%			224,771,235
	Borrowings – (17.9)% (6)			(35,000,000)
	Other Assets Less Liabilities – 3.1%			5,938,543
	Net Assets Applicable to Common Shares – 100%			$ 195,709,778

Investments in Derivatives

Forward Swaps outstanding at July 31, 2010:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)
Barclays Bank PLC	$3,500,000	Receive	3-Month USD-LIBOR	4.720%	Semi-Annually	5/25/11	5/25/40	$ (545,300)
JPMorgan	5,000,000	Receive	3-Month USD-LIBOR	4.783	Semi-Annually	5/05/11	5/05/40	(845,500)
								$(1,390,800)

Futures Contracts at July 31, 2010:
				Value at	Unrealized
	Contract	Number of	Contract	July 31,	Appreciation
Type	Position	Contracts	Expiration	2010	(Depreciation)
U.S. Treasury 30-Year Bond	Short	(65)	9/10	$(8,366,719)	$(272,353)

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$221,913,625	$2,857,610	$224,771,235
Derivatives:
Forward Swaps*	—	(1,390,800)	—	(1,390,800)
Futures Contracts*	(272,353)	—	—	(272,353)
Total	$(272,353)	$220,522,825	$2,857,610	$223,108,082
* Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	2,857,610
Balance at the end of period	$2,857,610

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of July 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation		Unrealized depreciation
		on forward swaps*	$ —	on forward swaps*	$1,390,800
Interest Rate	Futures Contracts	Deposits with brokers for open	—	Deposits with brokers for open	272,353
		futures contracts and Receivable		futures contracts and Payable
		for variation margin on futures		for variation margin on futures
		contracts **		contracts**
Total			$ —		$1,663,153

* Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of
Investments.
** Represents cumulative appreciation (depreciation) of futures contracts as reported in the Porfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $233,889,554.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 12,160,221
Depreciation	(21,278,540)
Net unrealized appreciation (depreciation) of investments	$ (9,118,319)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Borrowings as a percentage of Total Investments is 15.6%.
(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(8)	For fair value measurement disclosure purposes, investment categorized as Level 3.
N/R	Not rated.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010